Description of business - Entities (Details)	9 Months Ended
Sep. 30, 2019
Hoegh LNG Partners LP [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Marshall Islands
Purpose	Holding Company
Hoegh LNG Partners Operating LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Marshall Islands
Purpose	Holding Company,Owns 100% of Hoegh LNG Cyprus Limited
Hoegh LNG Services Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	United Kingdom
Purpose	Administration Services Company
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Singapore
Purpose	Owns 49% of PT Hoegh LNG Lampung
PT Hoegh LNG Lampung [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Indonesia	[1]
Purpose	Owns PGN FSRU Lampung	[1]
SRV Joint Gas Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands	[2]
Purpose	Owns Neptune	[2]
SRV Joint Gas Two Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands	[2]
Purpose	Owns Cape Ann	[2]
Hoegh LNG FRSU III Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands	[3],[4]
Purpose	Holding Company	[3],[4]
Hoegh LNG Cyprus Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cyprus	[4]
Purpose	Owns Höegh Gallant	[4]
Hoegh LNG Cyprus Limited Egypt Branch [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Egypt	[4]
Purpose	Branch of Hoegh LNG Cyprus Limited	[4]
Hoegh LNG Colombia Holding Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands	[5]
Purpose	Owns 100% of Höegh LNG FSRU IV Ltd. and Höegh LNG Colombia S.A.S.	[5]
Hoegh LNG FSRU IV Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands	[5]
Purpose	Owns Höegh Grace	[5]
Hoegh LNG Colombia S A S [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Colombia	[5]
Purpose	Operating Company	[5]

[1]	PT Hoegh LNG Lampung is a variable interest entity, which is controlled by Hoegh LNG Lampung Pte. Ltd. and is, therefore, 100% consolidated in the consolidated financial statements.
[2]	The remaining 50% interest in each joint venture is owned by Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co.
[3]	On January 31, 2019, Höegh LNG FSRU III Ltd. transferred its ownership in Hoegh LNG Cyprus Limited to Höegh LNG Partners Operating LLC. As a result, the Partnership expects to liquidate Höegh LNG FSRU III Ltd. in the future.
[4]	The ownership interests were acquired on October 1, 2015.
[5]	The 51% of the ownership interests were acquired on January 3, 2017, and the remaining 49% of the ownership interests were acquired on December 1, 2017.